Commitments and contingencies: Additional information (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Aug. 21, 2019 MXN ($)	Sep. 20, 2017 USD ($)	Mar. 21, 2015 USD ($)	Mar. 21, 2015 MXN ($)	Dec. 31, 2019 USD ($) room D	Dec. 31, 2019 MXN ($) room D	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Commitments and contingencies:
Contingent rents recognised as expense			$ 23,194	$ 437
Leasing								$ 5,232
Number of hotel rooms | room					450	450
Service expenses		$ 29,700				$ 325,612		310,065	$ 207,303
Insurance revenue					$ 15,700	289,822	$ 10,000	196,512
Other income						$ 204,719		134,637
Restricted cash related to insurance recovery								44,683		$ 138,773
Restricted cash and cash equivalents					$ 7,358			$ 47,332		165,622
Number of days extension for concession contracts | D					541	541
Percentage of amortization of concessionaries per year					15.00%	15.00%
Estimated financial effect	$ 73,000
Maximum
Commitments and contingencies:
Period that Amparo proceedings will resolve	2 years
Aeropuerto de Cancun
Commitments and contingencies:
Estimated financial effect										865,000
Aeropuerto de Cancun | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision										$ 116,000